LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 22, 2017 CNY (¥)	Jun. 29, 2016	Mar. 18, 2008
Schedule of Equity Method Investments [Line Items]
Impairment loss on equity method investments		$ 2,408	$ 1,993
Equity Method Investments		17,182	19,625
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment		247	57	$ 198
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member] | Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage							51.00%
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member] | China Eastern Media Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage							49.00%
Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment		$ 0	$ 78	59
Ownership percentage	[1]	15.00%	15.00%
Impairment loss on equity method investments	[1]	$ 1,886	$ 1,993
Equity Method Investments	[1]	1,886	1,993
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment		33	48	175
Impairment loss on equity method investments		355
Beijing Yuyue Film Culture Co., Ltd ("Yuyue Film") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment		0	95	$ 0
Impairment loss on equity method investments		185
Unicom AirNet (Beijing) Network Co., Ltd. ("Unicom AirNet") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment		$ 1,114	$ 661
Ownership percentage						39.00%
Equity Method Investments | ¥					¥ 117,900

[1]	In May 2015, the Group, together with several other third party companies established Hezhong Chuangjin, which mainly focuses on internet financing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin. $59, $78 and nil loss on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively. The operation has been ceased from December 2017, the investment has been provided full impairment of $1,993 and $1,886 as of December 31, 2017 and 2018, respectively, with foreign currency translation adjustment.